Consolidated statement of changes in equity - EUR (€) € in Millions	Equity attributable to the owners	Share capital	Additional paid-in capital.	Treasury shares.	Retained losses	Currency reserve	Pensions reserve	Revaluation surplus	Other reserve	Non-controlling Interests.	Total
Beginning balance at Mar. 31, 2016	€ 83,325	€ 4,796	€ 151,694	€ (8,777)	€ (95,683)	€ 30,741	€ (830)	€ 1,227	€ 157	€ 1,811	€ 85,136
Issue or reissue of shares	19		2	167							19
Issue or reissue of shares					(150)
Share-based payments	112		112								112
Transactions with non-controlling interests in subsidiaries	(12)				(12)					17	5
Dividends	(3,709)				(3,709)					(410)	(4,119)
Comprehensive (expense)/income	(7,535)				(6,297)	(1,082)	(272)		116	99	(7,436)
(Loss)/profit	(6,297)				(6,297)					218	(6,079)
OCI - before tax	(1,212)					(1,096)	(274)		158	(121)	(1,333)
OCI - taxes	(30)					14	2		(46)	2	(28)
Transfer to the income statement	4								4		4
Other										2	2
Ending balance at Mar. 31, 2017	72,200	4,796	151,808	(8,610)	(105,851)	29,659	(1,102)	1,227	273	1,519	73,719
Issue or reissue of shares	14			1,882							14
Issue or reissue of shares			(1,741)		(127)
Share-based payments	130		130								130
Transactions with non-controlling interests in subsidiaries	805				805					311	1,116
Disposal of subsidiaries										(769)	(769)
Dividends	(3,961)				(3,961)					(306)	(4,267)
Comprehensive (expense)/income	187				2,439	(1,852)	(70)		(330)	212	399
(Loss)/profit	2,439				2,439					349	2,788
OCI - before tax	(2,077)					(1,641)	(94)		(342)	(140)	(2,217)
OCI - taxes	(95)					(131)	24		12	3	(92)
Transfer to the income statement	(80)					(80)					(80)
Purchase of treasury shares	(1,735)			(1,735)							(1,735)
Ending balance at Mar. 31, 2018	67,640	4,796	150,197	(8,463)	(106,695)	27,807	(1,172)	1,227	(57)	967	68,607
Adoption of IFRS | Impact of adoption of IFRS 15	2,457				2,457					81	2,538
Adoption of IFRS | Impact of adoption of IFRS 9	(197)				(224)				27	(5)	(202)
1 April 2018 Equity brought forward	69,900	4,796	150,197	(8,463)	(104,462)	27,807	(1,172)	1,227	(30)	1,043	70,943
Issue or reissue of shares	1			1,834							1
Issue or reissue of shares			(1,741)		(92)
Share-based payments	199		199							34	233
Issue of mandatory convertible bonds	3,848		3,848								3,848
Transactions with non-controlling interests in subsidiaries	(129)				(129)					307	178
Dividends	(4,022)				(4,022)					(602)	(4,624)
Comprehensive (expense)/income	(6,333)				(8,020)	1,477	(33)		243	445	(5,888)
(Loss)/profit	(8,020)				(8,020)					376	(7,644)
OCI - before tax	(337)					(594)	(33)		290	73	(264)
OCI - taxes	(55)					(8)			(47)	(4)	(59)
Transfer to the income statement	2,079					2,079					2,079
Purchase of treasury shares	(1,246)			(1,246)							(1,246)
Ending balance (IAS 18 basis) at Mar. 31, 2019											61,518
Ending balance (Impact of adoption of IFRS 15) at Mar. 31, 2019											(1,927)
Ending balance at Mar. 31, 2019	€ 62,218	€ 4,796	€ 152,503	€ (7,875)	€ (116,725)	€ 29,284	€ (1,205)	€ 1,227	€ 213	€ 1,227	€ 63,445